RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
RIGHT-OF-USE ASSETS.
Schedule of right-of use assets

As at December 30, 2021 and 2020, the Company’s right-of use assets were as follows:

Total
$
Cost
Balance at January 1, 2020	—
Additions	85,532
Balance at December 31, 2020	85,532
Additions	141,633
Balance at December 31, 2021	227,165
Accumulated Depreciation
Balance at January 1, 2020	—
Depreciation	31,497
Balance at December 31, 2020	31,497
Depreciation	98,410
Balance at December 31, 2021	129,907
Carrying Amount
At December 31, 2020	54,035
At December 31, 2021	97,258

Schedule of lease liabilities

Lease liability	December 31, 2021	December 31, 2020
Current portion	$54,250	$53,201
Non-current portion	46,600	—
Total lease liabilities	$100,850	$53,201

Schedule of reconciliation of debt arising from lease liabilities

	December 31, 2021	December 31, 2020
Lease liabilities beginning of year	$53,201	$—
Additions to lease liabilities	141,633	85,532
Principal payments on lease liabilities	(93,984)	(32,331)
	$100,850	$53,201

Schedule of committed to minimum lease payments

Maturity analysis	December 31, 2021	December 31, 2020
Less than one year	$62,517	$53,201
One to five years	22,130	—
More than five years	106,187	—
Total undiscounted lease liabilities	$190,835	$53,201

Schedule of lease cost

Amounts recognized in profit or loss	December 31, 2021	December 31, 2020
Interest on lease liabilities	$6,516	$3,544
Expenses related to short-term leases	$—	$—

Amounts recognized in the statement of cash flows	December 31, 2021	December 31, 2020
Principal payments on lease liabilities	$93,983	$32,331
Total cash outflows for leases	$100,499	$35,875